Expenses by nature (Details 1) (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Compensation expenses related to the LTIP	R$ 264,179
Payroll taxes related to LTIP	154,843
Early payments of receivables expense	20,148	R$ 27,956
IOF [member]
Statement [LineItems]
Tax on Financial Transactions	17,975	0
Early payments of receivables expense	R$ 1,476	R$ 95,878